SHORT-TERM AND LONG-TERM INVESTMENTS (Summary of Amortized Costs, Gross Unrealized Gains and Losses and Estimated Fair Values of Available-For-Sale Marketable Securities) (Details) - USD ($)
$ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale [Line Items]
Amortized cost	$ 731,025	$ 490,741
Gross unrealized gains	4,985	206
Gross unrealized losses	(293)	(2,220)
Estimated fair value (Level 2 within the fair value hierarchy)	735,717	488,727
Fair Value, Inputs, Level 2 | Corporate debentures
Debt Securities, Available-for-sale [Line Items]
Amortized cost	687,886	457,944
Gross unrealized gains	4,865	190
Gross unrealized losses	(271)	(1,993)
Estimated fair value (Level 2 within the fair value hierarchy)	692,480	456,141
Fair Value, Inputs, Level 2 | U.S. Treasuries
Debt Securities, Available-for-sale [Line Items]
Amortized cost	23,182	21,943
Gross unrealized gains	82	0
Gross unrealized losses	(2)	(226)
Estimated fair value (Level 2 within the fair value hierarchy)	23,262	21,717
Fair Value, Inputs, Level 2 | U.S. Government Agencies
Debt Securities, Available-for-sale [Line Items]
Amortized cost	19,957	10,854
Gross unrealized gains	38	16
Gross unrealized losses	(20)	(1)
Estimated fair value (Level 2 within the fair value hierarchy)	$ 19,975	$ 10,869